GENERAL	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1: -	GENERAL

a.	Organization:

Gilat Satellite Networks Ltd. and its subsidiaries (the "Company") is a leading global provider of satellite-based broadband communications. The Company designs and manufactures ground-based satellite communications equipment, and provides comprehensive secure end-to-end solutions, end-to-end services for mission-critical operations, powered by its innovative technology. The Company’s portfolio includes a cloud-based satellite network platform, Very Small Aperture Terminals ("VSATs"), amplifiers, high-speed modems, high-performance on-the-move antennas, and high efficiency, high power Solid State Power Amplifiers ("SSPAs"), Block Upconverters ("BUCs") and Transceivers, furthermore, following the acquisition of DataPath Inc. (see Note 1(e) and Note 15), the Company’s newly owned subsidiary, it’s portfolio also includes defense ground systems and field services. The Company’s comprehensive solutions support multiple applications with a full portfolio of products to address key applications including broadband internet access, cellular backhaul over satellite, enterprise, social inclusion solutions, In-Flight Connectivity, maritime, trains, defense and public safety, all while meeting the most stringent service level requirements. The Company also provides connectivity services, internet access and telephony, to enterprise, government and residential customers utilizing both its own networks, and other networks that it installs, mainly based on Build Operate Transfer ("BOT") and Build Own Operate ("BOO") contracts. In these projects, the Company builds telecommunication infrastructure typically using fiber-optic and wireless technologies for the broadband connectivity. The Company also provides managed network services over VSAT networks owned by others.

The Company was incorporated in Israel in 1987 and launched its first generation VSAT in 1989.

b.
As of June 30, 2024, the Company operates in three operating segments consisting of Satellite Networks, Integrated Solutions and Network Infrastructure and Services. For additional information, including major customers, geographic and segment information, see Note 10.

c.
The Company depends on major suppliers to supply certain components and services for the production of its products or providing services. If these suppliers fail to deliver or delay the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in product redesign, manufacturing delays or services delays which could cause a possible loss of sales and additional incremental costs and, consequently, could adversely affect the Company's results of operations and financial position.

d.
The military conflict between Russia and Ukraine and the rising tensions between the U.S. and other countries, on the one hand, and Russia, on the other hand, caused major economic sanctions and export controls restrictions on Russia and various Russian entities were imposed by the U.S., European Union, and the United Kingdom commencing February 2022, and additional sanctions and restrictions may be imposed in the future. These sanctions and restrictions restrict the Company’s business in Russia, which mainly includes exports to Russia, and may delay or prevent the Company from collecting funds and performing money transfers from Russia. While the Company’s business in Russia is limited in scope, these restrictions may cause a reduction in the Company’s sales and financial results. Accordingly, given the continuous war and the restrictions described, the Company decided to wind down its activities in the Russian market. The costs associated with winding down our activities in the Russian market have been included in "Other operating income, net" and “Cost of revenues” in our Condensed Interim Consolidated Statements Of Income.  There is no assurance that negative developments in the area in the future will not disrupt the Company’s business and materially adversely affect it.

e.
On March 8, 2023, the Company signed a definitive agreement to acquire 100% of the shares of DataPath Inc. (“DPI”), a U.S.-based expert systems integrator with a strong focus on the U.S. Department of Defense (DoD) and the U.S. government sectors. In November 2023, the Company completed the acquisition of DPI for an estimated purchase price consideration of $19,231.

The acquisition was accounted for by the purchase method of accounting, and, accordingly, the purchase price consideration has been allocated to the assets acquired and liabilities assumed (see Note 15).

f.
On June 17, 2024, the Company signed a definitive agreement to acquire 100% of Stellar Blu Solutions LLC., a U.S.-based leading avionics solution provider of next-generation SATCOM terminal solutions. The closing of the transaction is subject to certain regulatory approvals, including the receipt of clearance of the Committee on Foreign Investment in the United States (CFIUS) and other customary closing conditions. The acquisition is expected to close during the second half of 2024.